EQUITY ACCOUNTED INVESTMENTS	12 Months Ended
Dec. 31, 2018
Interests In Other Entities [Abstract]
EQUITY ACCOUNTED INVESTMENTS
EQUITY ACCOUNTED INVESTMENTS
The following table presents the ownership interest, voting interest, and carrying values of the partnership's equity accounted investments as at December 31, 2018 and 2017:

(US$ MILLIONS)	Economic interest		Voting interest		Carrying value
	2018	2017	2018	2017	2018	2017
Business services	13%-90%	28%-90%	13%-90%	28%-90%	$130	$213
Infrastructure services	25%-50%	25%	25%-50%	60%	338	201
Industrial operations	24%-50%	14%-50%	24%-50%	29%-50%	73	195
Total					$541	$609

The following table represents the change in the balance of equity accounted investments:

(US$ MILLIONS)	2018	2017
Balance at beginning of year	$609	$166
Adoption of new accounting standards	(7)	—
Acquisitions through business combinations (1)	310	231
Additions (2)	267	208
Dispositions (3)	(599)	—
Share of net income	10	69
Share of other comprehensive income	(1)	(5)
Distributions received	(29)	(59)
Foreign currency translation	(19)	(1)
Balance at end of period	$541	$609
____________________________________

(1)	See Note 3 for additional information.

(2)	Includes non-cash additions related to the consolidation of our equity accounted investment in Teekay Offshore

(3)
Dispositions of equity accounted investments in 2018 relates to the consolidation of Teekay Offshore, the sale of our Western Australia energy operations and the sale of our real estate brokerage business.

On January 23, 2018, together with institutional partners, we closed in partnership with our operating partner, our transaction to operate and manage three entertainment facilities in the Greater Toronto Area for a minimum period of 22 years.
Prior to July 3, 2018, the partnership, together with institutional investors, had a 60% economic interest in Teekay Offshore Partners LP and a 49% voting interest in Teekay Offshore's General Partner. The 60% economic interest in Teekay Offshore was accounted for using the equity method. On July 3, 2018, the partnership, together with institutional investors, exercised its general partner option to acquire an additional 2% voting interest in Teekay Offshore GP, in exchange of one million of warrants and began consolidating the business. As a result, the partnership recorded a disposition of the equity accounted investment of Teekay Offshore and began consolidating the equity accounted investments held by Teekay Offshore.
For the year ended December 31, 2018, the partnership received total distributions from equity accounted investments of $29 million, including a distribution of $15 million from our Western Australian energy operation within our industrial operations segment.
The following tables present the gross assets and liabilities of the partnership's equity accounted investments:

	Year Ended December 31, 2018
	Total							Attributable to
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets	Other ownership interests	Partnership's share (1)
Business services	$575	$478	$1,053	$451	$229	$680	$373	$219	$154
Infrastructure services	205	1,359	1,564	179	747	926	638	319	319
Industrial operations	38	277	315	26	136	162	153	78	75
Total	$818	$2,114	$2,932	$656	$1,112	$1,768	$1,164	$616	$548

	Year Ended December 31, 2017
	Total							Attributable to
(US$ MILLIONS)	Current assets	Non-current assets	Total assets	Current liabilities	Non-current liabilities	Total liabilities	Total net assets	Other ownership interests	Partnership's share (1)
Business services	$359	$499	$858	$354	$262	$616	$242	$94	$148
Infrastructure services	488	4,523	5,011	978	3,197	4,175	836	626	210
Industrial operations	355	4,260	4,615	415	3,393	3,808	807	649	158
Total	$1,202	$9,282	$10,484	$1,747	$6,852	$8,599	$1,885	$1,369	$516
____________________________________

(1)	Attributable to limited partner and redemption-exchange unitholders.
Certain of the partnership's equity accounted investments are subject to restrictions over the extent to which they can remit funds to the partnership in the form of cash dividends, or repayments of loans and advances as a result of borrowing arrangements, regulatory restrictions and other contractual requirements.
The following tables present the gross amounts of revenue, net income, other comprehensive income and distributions from the partnership's equity accounted investments for the year ended December 31, 2018, 2017 and 2016:

	Year Ended December 31, 2018
	Total				Attributable to other ownership interests		Attributable to partnership
(US$ MILLIONS)	Revenue	Net income	OCI	Total	Comprehensive income	Distributions	Comprehensive income	Distributions
Business services	$605	$102	$(15)	$87	$85	$7	$2	$10
Infrastructure services	828	(31)	2	(29)	(25)	9	(4)	4
Industrial operations	445	62	(18)	44	34	86	10	15
Total	$1,878	$133	$(31)	$102	$94	$102	$8	$29

	Year Ended December 31, 2017
	Total				Attributable to other ownership interests		Attributable to partnership
(US$ MILLIONS)	Revenue	Net income	OCI	Total	Comprehensive income	Distributions	Comprehensive income	Distributions
Business services	$397	$81	$—	$81	$54	$45	$27	$22
Infrastructure services	301	(25)	2	(23)	(17)	3	(6)	1
Industrial operations	811	327	(40)	287	244	169	43	36
Total	$1,509	$383	$(38)	$345	$281	$217	$64	$59

	Year Ended December 31, 2016
	Total				Attributable to other ownership interests		Attributable to partnership
(US$ MILLIONS)	Revenue	Net income	OCI	Total	Comprehensive income	Distributions	Comprehensive income	Distributions
Business services	$403	$49	$—	$49	$32	$38	$17	$20
Industrial operations	941	99	(138)	(39)	(35)	17	(4)	5
Total	$1,344	$148	$(138)	$10	$(3)	$55	$13	$25

One of the partnership's equity accounted investments is a publicly listed entity with active pricing in a liquid market. The fair value based on the publicly listed price in comparison to the partnership's carrying value is as follows:

	December 31, 2018		December 31, 2017
(US$ MILLIONS)	Public price	Carrying value	Public price	Carrying value
Business services	$36	$—	$44	$—
Infrastructure services	—	—	242	201
Total	$36	$—	$286	$201